Document and Entity Information	Aug. 31, 2017
Prospectus:
Document Type	497
Document Period End Date	Aug. 31, 2017
Registrant Name	MFS SERIES TRUST I
Central Index Key	0000798244
Amendment Flag	false
Document Creation Date	Jan. 26, 2018
Document Effective Date	Jan. 26, 2018
Prospectus Date	Dec. 29, 2017
MFS® U.S. Government Cash Reserve Fund | A
Prospectus:
Trading Symbol	MSRXX
MFS® U.S. Government Cash Reserve Fund | 529B
Prospectus:
Trading Symbol	MRBXX
MFS® U.S. Government Cash Reserve Fund | 529C
Prospectus:
Trading Symbol	MRCXX
MFS® U.S. Government Cash Reserve Fund | B
Prospectus:
Trading Symbol	MCRXX
MFS® U.S. Government Cash Reserve Fund | C
Prospectus:
Trading Symbol	MCCXX
MFS® U.S. Government Cash Reserve Fund | R1
Prospectus:
Trading Symbol	CRVXX
MFS® U.S. Government Cash Reserve Fund | R2
Prospectus:
Trading Symbol	CRMXX
MFS® U.S. Government Cash Reserve Fund | R3
Prospectus:
Trading Symbol	CRJXX
MFS® U.S. Government Cash Reserve Fund | R4
Prospectus:
Trading Symbol	CRKXX
MFS® U.S. Government Cash Reserve Fund | 529A
Prospectus:
Trading Symbol	MACXX